Commitments and contingencies (Detail Textuals 1) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Commitments And Contingencies [Line Items]
Royalty expense	$ 441			$ 1,023		$ 1,654
Royalty payment	$ (326)			(1,355)		$ (1,539)
Payment for expansion of label | €			€ 300
Period over which contingent liability is payable	3 years	3 years	3 years
ZYPITAMAG | Zydus
Commitments And Contingencies [Line Items]
Royalty expense		$ 15			$ 2		$ 0
Cost of good sold	$ 10			$ 2
Birmingham Associates Ltd | AGGRASTAT
Commitments And Contingencies [Line Items]
Terms of quarterly sales	60 days	60 days	60 days
Birmingham Associates Ltd | AGGRASTAT | Upto 200000
Commitments And Contingencies [Line Items]
Percentage of royalty	4.00%	4.00%	4.00%
Birmingham Associates Ltd | AGGRASTAT | Between 200000 and 400000
Commitments And Contingencies [Line Items]
Percentage of royalty	8.00%	8.00%	8.00%
Birmingham Associates Ltd | AGGRASTAT | Above 400000
Commitments And Contingencies [Line Items]
Percentage of royalty	6.00%	6.00%	6.00%